UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason Partners Variable
Capital and Income Portfolio
(formerly known as Legg Mason Partners
Variable Multiple Discipline Portfolio-Balanced
All Cap Growth and Value
FORM N-Q
MARCH 31, 2007

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value

Schedules of Investments (unaudited)	March 31, 2007

Shares	Security	Value

COMMON STOCKS — 66.9%
CONSUMER DISCRETIONARY — 11.9%
Internet & Catalog Retail — 1.5%
32,500	Amazon.com Inc. *	$1,293,175
42,595	Expedia Inc. *	987,352
23,595	IAC/InterActiveCorp. *	889,767

	Total Internet & Catalog Retail	3,170,294

Media — 7.9%
50,265	Cablevision Systems Corp., New York Group, Class A Shares	1,529,564
53,252	Comcast Corp., Special Class A Shares *	1,356,329
16,958	Discovery Holding Co., Class A Shares *	324,407
92,500	Interpublic Group of Cos. Inc. *	1,138,675
10,039	Liberty Global Inc., Series A Shares *	330,584
3,273	Liberty Global Inc., Series C Shares *	100,285
7,329	Liberty Media Holding Corp., Capital Group, Series A Shares *	810,514
66,646	Liberty Media Holding Corp., Interactive Group, Series A Shares *	1,587,508
70,270	News Corp., Class B Shares	1,719,507
91,360	Pearson PLC, ADR	1,564,083
144,695	Time Warner Inc.	2,853,385
80,180	Walt Disney Co.	2,760,597

	Total Media	16,075,438

Specialty Retail — 2.5%
21,500	Bed Bath & Beyond Inc. *	863,655
43,660	Charming Shoppes Inc. *	565,397
35,000	Gap Inc.	602,350
71,505	Home Depot Inc.	2,627,094
10,000	Williams-Sonoma Inc.	354,600

	Total Specialty Retail	5,013,096

	TOTAL CONSUMER DISCRETIONARY	24,258,828

CONSUMER STAPLES — 4.6%
Beverages — 1.5%
36,105	Coca-Cola Co.	1,733,040
21,135	PepsiCo Inc.	1,343,341

	Total Beverages	3,076,381

Food & Staples Retailing — 0.7%
31,000	Wal-Mart Stores Inc.	1,455,450

Food Products — 1.4%
48,900	Unilever PLC, ADR	1,470,423
26,737	Wm. Wrigley Jr. Co.	1,361,715

	Total Food Products	2,832,138

Household Products — 1.0%
11,000	Kimberly-Clark Corp.	753,390
20,591	Procter & Gamble Co.	1,300,528

	Total Household Products	2,053,918

	TOTAL CONSUMER STAPLES	9,417,887

ENERGY — 5.9%
Energy Equipment & Services — 2.2%
9,200	Baker Hughes Inc.	608,396
20,000	BJ Services Co.	558,000
17,760	GlobalSantaFe Corp.	1,095,437
11,875	Grant Prideco Inc. *	591,850
36,040	Weatherford International Ltd. *	1,625,404

	Total Energy Equipment & Services	4,479,087

Oil, Gas & Consumable Fuels — 3.7%
58,440	Anadarko Petroleum Corp.	2,511,751
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value

Schedules of Investments (unaudited)(continued)	March 31, 2007

Shares	Security	Value

Oil, Gas & Consumable Fuels — 3.7% (continued)
4,800	Chevron Corp.	$355,008
37,355	Exxon Mobil Corp.	2,818,435
12,920	Murphy Oil Corp.	689,928
38,550	Williams Cos. Inc.	1,097,133

	Total Oil, Gas & Consumable Fuels	7,472,255

	TOTAL ENERGY	11,951,342

FINANCIALS — 9.1%
Capital Markets — 2.9%
4,000	Franklin Resources Inc.	483,320
22,570	Lehman Brothers Holdings Inc.	1,581,480
35,460	Merrill Lynch & Co. Inc.	2,896,018
16,380	State Street Corp.	1,060,605

	Total Capital Markets	6,021,423

Consumer Finance — 0.7%
25,085	American Express Co.	1,414,794

Diversified Financial Services — 1.6%
28,532	Bank of America Corp.	1,455,703
35,554	JPMorgan Chase & Co.	1,720,102

	Total Diversified Financial Services	3,175,805

Insurance — 2.3%
28,550	American International Group Inc.	1,919,131
355	Berkshire Hathaway Inc., Class B Shares *	1,292,200
30,620	Chubb Corp.	1,582,136

	Total Insurance	4,793,467

Thrifts & Mortgage Finance — 1.6%
25,365	MGIC Investment Corp.	1,494,506
38,000	PMI Group Inc.	1,718,360

	Total Thrifts & Mortgage Finance	3,212,866

	TOTAL FINANCIALS	18,618,355

HEALTH CARE — 12.2%
Biotechnology — 4.6%
1,690	Alkermes Inc. *	26,094
35,800	Amgen Inc. *	2,000,504
54,455	Biogen Idec Inc. *	2,416,713
15,850	Genentech Inc. *	1,301,602
23,425	Genzyme Corp. *	1,405,968
33,500	ImClone Systems Inc. *	1,365,795
79,650	Millennium Pharmaceuticals Inc. *	904,824

	Total Biotechnology	9,421,500

Health Care Providers & Services — 1.0%
38,780	UnitedHealth Group Inc.	2,054,176

Pharmaceuticals — 6.6%
30,410	Abbott Laboratories	1,696,878
14,000	Eli Lilly & Co.	751,940
27,560	Forest Laboratories Inc. *	1,417,686
21,350	GlaxoSmithKline PLC, ADR	1,179,801
49,875	Johnson & Johnson	3,005,468
13,500	Novartis AG, ADR	737,505
121,073	Pfizer Inc.	3,058,304
29,795	Wyeth	1,490,644

	Total Pharmaceuticals	13,338,226

	TOTAL HEALTH CARE	24,813,902

See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value

Schedules of Investments (unaudited)(continued)	March 31, 2007

Shares	Security	Value

INDUSTRIALS — 6.6%
Aerospace & Defense — 2.3%
8,020	Boeing Co.	$713,058
31,000	Honeywell International Inc.	1,427,860
13,560	L-3 Communications Holdings Inc.	1,186,093
27,815	Raytheon Co.	1,459,175

	Total Aerospace & Defense	4,786,186

Building Products — 0.0%
1,600	Simpson Manufacturing Co. Inc.	49,344

Electrical Equipment — 0.8%
37,010	Emerson Electric Co.	1,594,761

Industrial Conglomerates — 2.4%
81,510	General Electric Co.	2,882,194
64,750	Tyco International Ltd.	2,042,862

	Total Industrial Conglomerates	4,925,056

Machinery — 1.1%
18,830	Caterpillar Inc.	1,262,175
24,190	Pall Corp.	919,220

	Total Machinery	2,181,395

	TOTAL INDUSTRIALS	13,536,742

INFORMATION TECHNOLOGY — 12.9%
Communications Equipment — 2.1%
117,510	Cisco Systems Inc. *	3,000,030
70,115	Motorola Inc.	1,238,932

	Total Communications Equipment	4,238,962

Computers & Peripherals — 1.9%
52,080	Dell Inc. *	1,208,777
9,360	International Business Machines Corp.	882,274
17,060	SanDisk Corp. *	747,228
45,551	Seagate Technology	1,061,338

	Total Computers & Peripherals	3,899,617

Electronic Equipment & Instruments — 0.5%
28,775	Agilent Technologies Inc. *	969,430

Internet Software & Services — 1.5%
27,500	eBay Inc. *	911,625
15,500	VeriSign Inc. *	389,360
57,500	Yahoo! Inc. *	1,799,175

	Total Internet Software & Services	3,100,160

Semiconductors & Semiconductor Equipment — 4.1%
42,500	Applied Materials Inc.	778,600
17,000	Broadcom Corp., Class A Shares *	545,190
505	Cabot Microelectronics Corp. *	16,922
25,215	Cree Inc. *	415,039
81,290	Intel Corp.	1,555,078
72,640	Micron Technology Inc. *	877,491
16,000	Novellus Systems Inc. *	512,320
97,947	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,052,930
68,610	Texas Instruments Inc.	2,065,161
21,023	Verigy Ltd. *	493,410

	Total Semiconductors & Semiconductor Equipment	8,312,141

Software — 2.8%
22,890	Advent Software Inc. *	798,174
22,740	Autodesk Inc. *	855,024
24,000	Electronic Arts Inc. *	1,208,640
See Notes to Schedules of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value

Schedules of Investments (unaudited)(continued)	March 31, 2007

Shares	Security	Value

Software — 2.8% (continued)
107,240	Microsoft Corp.	$2,988,779

	Total Software	5,850,617

	TOTAL INFORMATION TECHNOLOGY	26,370,927

MATERIALS — 2.5%
Chemicals — 0.9%
14,500	Dow Chemical Co.	664,970
22,500	E.I. du Pont de Nemours & Co.	1,112,175

	Total Chemicals	1,777,145

Metals & Mining — 0.8%
47,535	Alcoa Inc.	1,611,436

Paper & Forest Products — 0.8%
23,740	Weyerhaeuser Co.	1,774,328

	TOTAL MATERIALS	5,162,909

TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.6%
30,570	Verizon Communications Inc.	1,159,214

Wireless Telecommunication Services — 0.6%
44,936	Vodafone Group PLC, ADR	1,206,981

	TOTAL TELECOMMUNICATION SERVICES	2,366,195

	TOTAL COMMON STOCKS (Cost — $111,388,887)	136,497,087

Face
Amount

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 26.8%
U.S. Government Agencies — 10.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
$3,000,000	4.875% due 11/15/13	2,997,279
5,750,000	Notes, 3.625% due 9/15/08	5,649,478
13,000,000	Federal National Mortgage Association (FNMA), 3.375% due 12/15/08	12,684,100

	Total U.S. Government Agencies	21,330,857

U.S. Government Obligation — 16.4%
	U.S. Treasury Notes:
10,150,000	4.000% due 4/15/10	9,997,760
5,885,000	5.000% due 2/15/11	5,987,758
5,350,000	4.625% due 2/29/12	5,371,528
10,125,000	4.250% due 8/15/14	9,900,752
2,147,680	Inflation Indexed, 2.000% due 7/15/14	2,127,548

	Total U.S. Government Obligations	33,385,346

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $54,852,559)	54,716,203

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $166,241,446)	191,213,290

SHORT-TERM INVESTMENT — 6.3%
Repurchase Agreement — 6.3%
12,722,000	State Street Bank & Trust Co. dated 3/30/07, 4.670% due 4/2/07; Proceeds at maturity — $12,726,951; (Fully collateralized by U.S. Treasury Bonds, 8.875% due 2/15/19; Market value — $12,989,992) (Cost — $12,722,000)	12,722,000

	TOTAL INVESTMENTS — 100.0% (Cost — $178,963,446#)	203,935,290
	Other Assets in Excess of Liabilities — 0.0%	61,245

	TOTAL NET ASSETS — 100.0%	$203,996,535

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Growth and Value (“All Cap Growth and Value”) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios IV (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Effective as of close of business, April 27, 2007, the Fund is known as Legg Mason Partners Variable Capital and Income Portfolio and is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management Investment Company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Balanced All Cap Growth and Value	26,832,723	(1,860,879)	24,971,844

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust
By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 30, 2007
By /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: May 30, 2007